UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Litmus Capital Management, LLC

Address:    1325 Avenue of the Americas, 28th Floor
            New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Cordone
Title:     Chief Operating Officer
Phone:     (212) 786-6117


Signature, Place and Date of Signing:

/s/ Anthony Cordone             New York, New York          February 20, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $132,757
                                         (thousands)


List of Other Included Managers:   None

                        FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2        COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7   COLUMN 8

                                                                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP       (X$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS SOLE  SHARED NONE
AMERICAN ORIENTAL BIOENGR IN      COM              28731107    19,336     1,745,100  SH       SOLE        NONE   1,745,100
ARCH CAP GROUP LTD                ORD              G0450A105    9,230       131,200  SH       SOLE        NONE     131,200
CAL MAINE FOODS INC               COM NEW          128030202    1,857        70,000  SH       SOLE        NONE      70,000
CALLIDUS SOFTWARE INC             COM              13123E500    1,034       200,000  SH       SOLE        NONE     200,000
CEMEX SAB DE CV                   SPON ADR NEW     151290889    2,585       100,000  SH       SOLE        NONE     100,000
COVIDIEN LTD                      COM              G2552X108    4,296        97,000  SH       SOLE        NONE      97,000
DG FASTCHANNEL INC                COM              23326R109    6,272       244,603  SH       SOLE        NONE     244,603
INNOSPEC INC                      COM              45768S105    6,938       404,329  SH       SOLE        NONE     404,329
INVESTOOLS INC                    COM              46145P103   22,095     1,245,500  SH       SOLE        NONE   1,245,500
ITURAN LOCATION AND CONTROL       SHS              M6158M104    1,060        95,790  SH       SOLE        NONE      95,790
LIBERTY MEDIA HLDG CORP           CAP COM SER A    53071M302    4,759        40,853  SH       SOLE        NONE      40,853
MERCER INTL INC                   COM              588056101    4,502       575,000  SH       SOLE        NONE     575,000
MGP INGREDIENTS INC               COM              55302G103    1,112       118,000  SH       SOLE        NONE     118,000
ORBITZ WORLDWIDE INC              COM              68557K109      717        84,400  SH       SOLE        NONE      84,400
PHI INC                           COM NON VTG      69336T205    5,857       188,808  SH       SOLE        NONE     188,808
PREMIER EXIBITIONS INC            COM              74051E102    4,376       400,000  SH       SOLE        NONE     400,000
SPECIALTY UNDERWRITERS ALLIA      COM              84751T309    3,642       680,675  SH       SOLE        NONE     680,675
TERRA INDS INC                    COM              880915103    2,865        59,987  SH       SOLE        NONE      59,987
TRAILER BRIDGE                    COM              892782103    2,327       198,249  SH       SOLE        NONE     198,249
TRANSDIGM GROUP INC               COM              893641100    4,517       100,000  SH       SOLE        NONE     100,000
TRIPLE-S MGMT CORP                CL B             896749108    3,032       150,000  SH       SOLE        NONE     150,000
UNITED WESTN BANCORP INC          COM              913201109    2,526       126,300  SH       SOLE        NONE     126,300
WELLPOINT INC                     COM              94973V107   14,695       167,500  SH       SOLE        NONE     167,500
ZEP INC                           COM              98944B108    3,128       225,500  SH       SOLE        NONE     225,500


SK 22358 0002 853522